Going Concern	12 Months Ended
Dec. 31, 2017
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

As of December 31, 2017, the Company had cash and cash equivalents of $1,220,380, decreased $3,276,208, when comparing with $4,496,588 as of December 31, 2016. The net cash provided by operating activities for the year ended December 31, 2017 was $9,897,820, decreased about $13,530,855 when comparing with $23,428,675 for the year ended December 31, 2016, and increased about $7,486,471 when comparing with $15,942,204 for the year ended December 31, 2015. The net decrease in cash and cash equivalents was mainly result from our supply chain finance customers have difficulties in repaying the loans due to the market pressure. The Company’s principal sources of liquidity have been cash provided by operating activities. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to maintain profitability and continue growth for the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the company may not be able to maintain profitability.

The Company’s accounts have been prepared assuming that the company will continue as a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon aligning its sources of funding (debt and equity) with the expenditure requirements of the Company and repayment of the debt facilities as and when they fall due.

Although the Company believes that it can realize its current assets, the Company’s ability to repay its current obligations will depend on the future realization of its current assets. Management had considered the historical experience, the economy, trends in the supply chain industry, the expected collectability of the loans receivables, and provided for an allowance for doubtful accounts as of December 31, 2017. The Company expects to realize the balances net of the allowance within the normal operating cycle of twelve months period. If the Company is unable to realize its current assets within the normal operating cycle of twelve months period, the Company may have to consider its available source of funds through the financing from the PRC banks, third parties and other financial institutions given the Company’s credit history, enhance the collection on the overdue loans from customers by negotiation new payment terms, repayments of loans with collateral in the form of rights to cash, securities or property and equipment, as well as look for strategic investors to restructure and optimize our assets.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and debt obligations. However, there is no assurance that management will be successful in their plan. There are a number of factors that could potentially arise that could result in shortfalls to the Company’s plan, such as the demand for the Company’s collateral, economic conditions, collections of the overdue loans receivables, the Company’s operating results not continuing to deteriorate and the Company’s banks, third parties and shareholders being able to provide continued financings. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements for the year ended December 31, 2017 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.